BALANCE SHEET COMPONENTS - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation	$ 1.4	$ 6.6	$ 6.7	$ 6.9